Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Summary of Significant Accounting Policies
Beginning Balance			$ (348,860)
Net current period other comprehensive income	$ (46,037)	$ (160,116)	(268,762)	$ (52,948)
Ending Balance	$ (617,622)		$ (617,622)